Share-Based Compensation - Summary of Activity for Stock Options Granted (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding, Shares, Beginning balance		1,955,799	1,283,116	561,423
Granted, Shares	67,507	1,050,904	800,820	735,886
Exercised, Shares		(166,711)	(87,598)	(14,136)
Forfeited or expired, Shares		(113,439)	(40,539)	(57)
Outstanding, Shares, Ending balance		2,726,553	1,955,799	1,283,116	561,423
Outstanding, Weighted-Average Exercise Price Per Share, Beginning balance		$ 17.92	$ 16.34	$ 14.57
Exercisable, Shares		949,998
Granted, Weighted-Average Exercise Price Per Share		$ 33.79	$ 20.56	$ 17.61
Exercised, Weighted-Average Exercise Price Per Share		$ 17.39	$ 14.13	$ 12.69
Forfeited or expired, Weighted-Average Exercise Price Per Share		$ 31.33	$ 28.33	$ 10.14
Outstanding, Weighted-Average Exercise Price Per Share, Ending balance		$ 23.51	$ 17.92	$ 16.34	$ 14.57
Outstanding, Aggregate Intrinsic Value, Beginning balance		$ 49,458	$ 6,042	$ 2,588
Exercisable, Weighted-Average Exercise Price Per Share		$ 17.02
Exercised, Aggregate Intrinsic Value		3,561	1,410	100
Outstanding, Weighted-Average Remaining Contractual Term (in years)		7 years 2 months 19 days	7 years 7 days	8 years 6 months 4 days	8 years 4 months 17 days
Outstanding, Aggregate Intrinsic Value, Ending balance		32,785	49,458	6,042	2,588
Exercisable, Weighted-Average Remaining Contractual Term (in years)		6 years 3 months 15 days
Exercisable, Aggregate Intrinsic Value		$ 17,790